Supplement to the
Fidelity® Large Cap Value Index Fund
June 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since June 2016.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate,portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

LC2-I-22-01 1.9871005.104	March 25, 2022

Supplement to the
Fidelity® Large Cap Growth Index Fund
June 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since June 2016.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

LC1-I-22-01 1.9871004.104	March 25, 2022

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for each fund.

Peter Matthew is senior portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for each fund.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

EMX-I-GUX-I-22-01 1.933380.120	March 25, 2022

Supplement to the
Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund
June 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity Mid Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity Mid Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information for Fidelity Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

MCX-I-SCX-I-22-01 1.933391.116	March 25, 2022